Income Taxes - Income (loss) before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Federal	$ (169,122)	$ (32,706)	$ (162,876)
Foreign	441	418	170
Loss before provision for income taxes	$ (168,681)	$ (32,288)	$ (162,706)